Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Investment Banking Revenue	$ 1,364,098	$ 1,133,860	$ 821,359
Investment Management Revenue	75,807	95,129	98,751
Other Revenue, Including Interest	16,885	11,259	11,292
Total Revenues	1,456,790	1,240,248	931,402
Interest Expense	16,738	16,975	15,544
Net Revenues	1,440,052	1,223,273	915,858
Expenses
Employee Compensation and Benefits	900,590	788,175	549,516
Occupancy and Equipment Rental	45,304	47,703	41,202
Professional Fees	57,667	50,817	45,429
Travel and Related Expenses	57,465	55,388	40,015
Communications and Information Services	40,277	36,372	18,818
Depreciation and Amortization	24,800	27,927	16,263
Special Charges	8,100	41,144	4,893
Acquisition and Transition Costs	99	4,890	5,828
Other Operating Expenses	44,576	42,187	22,947
Total Expenses	1,178,878	1,094,603	744,911
Income Before Income from Equity Method Investments and Income Taxes	261,174	128,670	170,947
Income from Equity Method Investments	6,641	6,050	5,180
Income Before Income Taxes	267,815	134,720	176,127
Provision for Income Taxes	119,303	77,030	68,756
Net Income	148,512	57,690	107,371
Net Income Attributable to Noncontrolling Interest	40,984	14,827	20,497
Net Income Attributable to Evercore Inc.	107,528	42,863	86,874
Net Income Attributable to Evercore Inc. Common Shareholders	$ 107,528	$ 42,863	$ 86,874
Weighted Average Shares of Class A Common Stock Outstanding
Basic (in shares)	39,220	37,161	35,827
Diluted (in shares)	44,193	43,699	41,843
Net Income Per Share Attributable to Evercore Inc. Common Shareholders:
Basic (in dollars per share)	$ 2.74	$ 1.15	$ 2.42
Diluted (in dollars per share)	2.43	0.98	2.08
Dividends Declared Per Share of Class A Common Stock (in dollars per share)	$ 1.27	$ 1.15	$ 1.03